JPMorgan SmartRetirement Blend 2030 Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2030 Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JRBRX; R3/JUTPX; R4/JUTUX; R5/JRBBX; R6/JRBYX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.